UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21980

ALPINE TOTAL DYNAMIC DIVIDEND FUND
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York		10577
(Address of principal executive offices)		(Zip code)

Alpine Woods Capital Investors, LLC 2500 Westchester Avenue, Suite 215 Purchase, New York 10577
(Name and address of agent for service)

Copies of information to:

Thomas R. Westle, Esq.
Blank Rome LLP
405 Lexington Ave
New York, NY 10174

Registrant’s telephone number, including area code:	914-251-0880

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2008 - January 31, 2009

Item 1 – Schedule of Investments.

ALPINE TOTAL DYNAMIC DIVIDEND FUND

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2009 (Unaudited)

		Value
Description	Shares	(Note 1)

COMMON STOCKS (96.8%)
Australia (2.3%)
BHP Billiton, Ltd.	507,400	$19,047,797
Macquarie Group, Ltd.	300,000	4,954,219
Westfield Group	1,007,000	7,703,776
		31,705,792
Brazil (0.8%)
Cia Vale do Rio Doce	719,800	10,156,378

Finland (3.2%)
Fortum Oyj.	739,200	14,462,012
Sampo Oyj.	1,831,800	29,481,986
		43,943,998
Germany (1.7%)
Fresenius Medical Care AG & Co.	501,062	22,454,476

Ireland (0.0%)
Anglo Irish Bank Corp. PLC (1)	4,570,000	—

Israel (2.1%)
Israel Chemicals, Ltd.	4,045,900	28,689,109

Japan (2.5%)
Nintendo Co., Ltd.	108,094	34,051,986

Luxembourg (0.7%)
SES SA	500,000	9,199,626

Norway (2.1%)
Seadrill, Ltd.	3,480,500	29,048,560

Spain (3.3%)
Banco Santander SA	3,350,000	27,108,487
Enagas SA	976,500	17,004,136
		44,112,623
Sweden (1.0%)
Hennes & Mauritz AB	50,000	1,936,467
Tele2 AB	1,495,100	12,108,063
		14,044,530
Switzerland (5.9%)
Alcon, Inc.	221,100	18,935,004
Nestle SA	900,000	31,176,825
Novartis AG	231,000	9,531,060
Syngenta AG	103,483	20,118,473
		79,761,362
United Kingdom (2.2%)
De La Rue PLC	921,238	12,509,420
European Capital, Ltd.	1,825,000	1,869,374
Reckitt Benckiser Group PLC	326,800	12,668,686
Reed Elsevier PLC	1	8
Southern Cross Healthcare, Ltd.	2,820,000	3,228,508
United Utilities Group PLC	1	8
		30,276,004
United States (69.0%)
Abbott Laboratories	600,000	33,264,000
Alcoa, Inc.	1,238,000	9,644,020
American Capital Strategies, Ltd.	475,000	1,358,500
American Electric Power Co., Inc	330,310	10,355,219
AT&T, Inc.	770,000	18,957,400

Baxter International, Inc.	461,000	27,037,650
Becton Dickinson and Co.	402,560	29,254,034
Bristol-Myers Squibb Co.	525,000	11,240,250
Cliffs Natural Resources, Inc.	284,400	6,589,548
Clorox Co.	269,200	13,500,380
Colgate-Palmolive Co.	693,000	45,072,720
Consol Energy, Inc.	415,600	11,329,256
CVS Caremark Corp.	989,700	26,603,136
Diamond Offshore Drilling, Inc.	531,000	33,325,560
Enterprise Products Partners LP	116,000	2,547,360
Exelon Corp.	240,000	13,012,800
FirstEnergy Corp.	261,000	13,047,390
FPL Group, Inc.	569,500	29,357,725
General Electric Co.	522,700	6,340,351
General Mills, Inc.	115,300	6,819,995
Hess Corp.	247,500	13,763,475
Hewlett-Packard Co.	550,000	19,112,500
Hutchison Telecommunications International, Ltd.	2,038,232	7,622,988
Intel Corp.	1,350,000	17,415,000
JPMorgan Chase & Co.	727,300	18,553,423
Kimberly-Clark Corp.	140,500	7,231,535
Kinder Morgan Energy Partners LP	129,700	6,426,635
Kraft Foods, Inc.	350,000	9,817,500
The Kroger Co.	603,800	13,585,500
Macquarie Infrastructure Co., LLC	1,357,215	5,591,726
McDonald’s Corp.	365,000	21,177,300
McKesson Corp.	147,200	6,506,240
Medtronic, Inc.	204,100	6,835,309
Merck & Co., Inc.	380,000	10,849,000
Microchip Technology, Inc.	618,300	11,729,151
Microsoft Corp.	680,000	11,628,000
Molson Coors Brewing Co.	689,000	27,746,030
Monsanto Co.	429,000	32,629,740
NIKE, Inc.	281,700	12,746,925
NiSource, Inc.	813,974	7,879,268
Oneok, Inc.	108,500	3,170,370
Paychex, Inc.	268,068	6,511,372
PepsiCo, Inc.	491,600	24,693,068
Pfizer, Inc.	1,121,800	16,355,844
Pinnacle West Capital Corp.	98,700	3,303,489
Procter & Gamble Co.	505,000	27,522,500
ProShares Ultra Financials	12,311,500	39,889,260
QUALCOMM, Inc.	553,500	19,123,425
Raytheon Co.	336,000	17,008,320
Regal Entertainment Group	1,456,300	14,621,252
Schlumberger, Ltd.	175,200	7,149,912
The Sherwin-Williams Co.	66,700	3,184,925
State Street Corp.	261,850	6,093,250
Time Warner Cable, Inc.*	2,968,612	55,305,242
Union Pacific Corp.	249,000	10,903,710
VF Corp.	208,129	11,659,387
Wal-Mart Stores, Inc.	499,700	23,545,864
Waste Management, Inc.	640,000	19,961,600
Xcel Energy, Inc.	525,000	9,691,500
		937,198,829

TOTAL COMMON STOCKS (Identified Cost $1,858,223,355)		1,314,643,273

INVESTMENT COMPANIES (0.3%)
United States (0.3%)
PennantPark Investment Corp.(2)	1,316,000	4,119,080

TOTAL INVESTMENT COMPANIES (Identified Cost $19,526,100)		4,119,080

	Maturity			Value
Description	Date		Shares	(Note 1)

EQUITY - LINKED STRUCTURED NOTES (1.7%)
France (0.1%)
Morgan Stanley & Co., Inc. - Sodexo* (3)	01/20/10		33,600	1,708,588

Germany (1.6%)
Morgan Stanley & Co., Inc. - Porsche Automobil Holding SE* (3)	01/27/10		368,817	21,817,064

TOTAL EQUITY - LINKED STRUCTURED NOTES (Identified Cost $22,964,351)				23,525,652

				Value
Description	7 Day Yield		Shares	(Note 1)

SHORT TERM INVESTMENTS (1.3%)
Federated U.S. Treasury Cash Reserve Fund (2)	0.000	%(4)	17,656,421	17,656,421

TOTAL SHORT TERM INVESTMENTS (Identified Cost $17,656,421)				17,656,421

TOTAL INVESTMENTS (100.1%) (Identified Cost $1,918,370,227)				1,359,944,426

TOTAL LIABILITIES LESS OTHER ASSETS (-0.1%)				(1,933,559)

NET ASSETS (100.0%)				$1,358,010,867

	Expiration	Exercise	Number of
	Date	Price	Contracts	Value
SCHEDULE OF OPTIONS WRITTEN
Call Options Written
Colgate-Palmolive Co.	February, 2009	$70.00	1,480	$(29,600)
Exelon Corp.	February, 2009	55.00	2,400	(336,000)
McDonald’s Corp.	February, 2009	65.00	913	(7,304)
Molson Coors Brewing Co.	February, 2009	50.00	602	(1,505)
Nike, Inc.	February, 2009	55.00	700	(3,500)
PepsiCo, Inc.	February, 2009	57.50	1,487	(14,870)
QUALCOMM, Inc.	February, 2009	40.00	1,680	(15,120)
Reckitt Benckiser Group PLC	March, 2009	28.00	66	(67,700)

TOTAL CALL OPTIONS WRITTEN (Premiums received $2,079,688)				$(475,569)

*  Non-income producing security.

(1)  Fair valued security; valued in accordance with procedures approved by the Fund’s Board of Trustees.

(2)  Investments in other funds are calculated at their respective net asset value as determined by those funds, in accordance with the Investment Company Act of 1940.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees. Securities restricted under Rule 144A comprised 1.73% of the fund’s net assets.

(4)  Less than 0.05%.

Common Abbreviations

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders. The term is used in Germany, Austria and Switzerland.

Inc. - Incorporated.

LLC - Limited Liability Corp.

LP – Limited Partnership

Ltd. - Limited.

Oyj. - Osakeyhtio is the Finnish equivalent of a limited company.

PLC - Public Limited Co.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

See Notes to Quarterly Schedule of Portfolio Investments.

NOTES TO QUARTERLY PORTFOLIO INVESTMENTS

January 31, 2008

1. Organization:

Alpine Total Dynamic Dividend Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on October 27, 2006, and had no operating history prior to January 26, 2007. The Fund has an investment objective to invest in equity securities that provide high current dividend income. The Fund also focuses on long-term growth of capital as a secondary investment objective.

The Fund had no operations prior to January 26, 2007 other than matters relating to its organization and the sale and issuance of 5,235.602 shares of beneficial interest in the Fund to Alpine Woods Capital Investors, LLC (“Alpine Woods”) at a net asset value of $19.10 per share. Alpine Woods serves as the Fund’s investment adviser. The Fund’s Common Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol “AOD”.

The following summarizes the significant accounting policies of the Fund.

2. Security Valuation:

The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (the “NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. In computing the Fund’s net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security - traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

3. Foreign Securities:

The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is included with the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

4. Securities Transactions and Investment Income:

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, which includes amortization of premium and accretion of discounts. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

5. Equity Linked Structured Notes:

The Fund may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/ or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

6. Income Tax

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	—
Gross depreciation (excess of tax cost over value)	(606,304,878)
Net unrealized appreciation/(depreciation)	(606,304,878)
Cost of investments for income tax purposes	1,966,249,304

7. Fair Value Measurements:

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* - Unrealized Depreciation
Level 1 - Quoted Prices	$1,336,418,774	$(475,569)
Level 2 - Other Significant Observable Inputs	23,525,652	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$1,359,944,426	$(475,569)

’* Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as written options.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Alpine Global Dynamic Dividend Fund:

	Investments in Securities	Other Financial Instruments (OFI)	OFI - Market Value
Balance as of 10/31/08	$—	$—	$—
Realized gain (loss)	—	—	—
Change in unrealized appreciation/(depreciation)	(14,197,702)	—	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	14,197,702
Balance as of 01/31/09	$—	$—	$—

8. New Accounting Pronouncements:

In March 2008 the FASB issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”), which is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the potential impact, if any, the adoption of SFAS No. 161 will have on the Fund’s financial statements.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE TOTAL DYNAMIC DIVIDEND FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 31, 2009

By:	/s/ Meimei Li
Meimei Li
Chief Financial Officer (Principal Financial Officer)

Date:	March 31, 2009

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